Other non-operating income (expense)_Details of non operating incomes and expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Gain or loss on valuation of investments in associates and joint ventures
Gains on valuation of investments in joint ventures and associates	₩ 103,775,000,000		₩ 25,791,000,000	₩ 83,506,000,000
Losses on valuation of investments in joint ventures and associates	(16,144,000,000)		(22,595,000,000)	(70,117,000,000)
Impairment losses of investments in joint ventures and associates	(3,634,000,000)		(177,000,000)	(114,903,000,000)
Total	83,997,000,000	$ 72,693	3,019,000,000	(101,514,000,000)
Other income disclosure nonoperating [Abstract]
Rental fee income	10,106,000,000		6,835,000,000	6,973,000,000
Gains on disposal of investment in joint ventures and associates	0		50,511,000,000	39,932,000,000
Gains on disposal of premises and equipment, intangble assets and other assets	1,632,000,000		30,278,000,000	5,028,000,000
Reversal of impairment loss of premises and equipment, intangible assets and other assets	103,000,000		761,000,000	666,000,000
Others	56,618,000,000		41,324,000,000	31,762,000,000
Total	68,459,000,000		129,709,000,000	84,361,000,000
Other expense disclosure nonoperating [Abstract]
Depreciation on investment properties	2,225,000,000		4,045,000,000	3,902,000,000
Interest expenses of refundable deposits	834,000,000		620,000,000	459,000,000
Losses on disposal of investment in joint ventures and associates	0		2,931,000,000	38,713,000,000
Losses on disposal of premises and equipment and other assets	3,433,000,000		1,160,000,000	9,994,000,000
Impairment losses on premises and equipment and other assets	28,295,000,000		87,000,000	390,000,000
Donation	62,545,000,000		51,983,000,000	98,132,000,000
Others	132,051,000,000		26,331,000,000	38,493,000,000
Total	229,383,000,000		87,157,000,000	190,083,000,000
Total	₩ (160,924,000,000)	$ (139,268)	₩ 42,552,000,000	₩ (105,722,000,000)